Variable Interest Entities	9 Months Ended
Sep. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable Interest Entities
NOTE	10 – VARIABLE INTEREST ENTITIES
Upon completion of the business combination transaction described in Note 1, the Company became the managing member of Holdings LLC with 100%
of the management and voting power in Holdings LLC. In its capacity as managing member, the Company has the sole authority to make decisions on behalf of Holdings LLC and bind Holdings LLC to signed agreements. Further, Holdings LLC maintains separate capital accounts for its investors as a mechanism for tracking earnings and subsequent distribution rights.
Management concluded that the Company is Holdings LLC’s primary beneficiary. As the primary beneficiary, the Company consolidates the results and operations of Holdings LLC for financial reporting purposes under the variable interest consolidation model.
The Company’s relationship with Holdings LLC results in no recourse to the general credit of the Company. Holdings LLC and its consolidated subsidiaries represents the Company’s sole investment. The Company shares in the income and losses of Holdings LLC in direct proportion to the Company’s ownership interest. Further, the Company has no contractual requirement to provide financial support to Holdings LLC.
The Company’s financial position, performance and cash flows effectively represent those of Holdings LLC and its subsidiaries as of and for the three and nine months ended September 30, 2021.
The Company occasionally sells mortgage loans that it originates through private label securitization transactions. In executing these transactions, the Company sells mortgage loans to a securitization trust for cash and, in some cases, retained interests in the trust. The securitization entities are funded through the issuance of beneficial interests in the securitized assets. The beneficial interests take the form of trust certificates, some of which are sold to investors and some of which may be retained by the Company due to regulatory requirements. The Company has elected the fair value option for subsequently measuring the retained beneficial interests in the securitization trusts, and these investments are presented as “investment securities at fair value, pledged” in the condensed consolidated balance sheet as of September 30, 2021. The Company also retains the servicing rights on the securitized mortgage loans. The Company has accounted for these transactions as sales of financial assets.
The securitization trusts that purchase the mortgage loans from the Company and securitize those mortgage loans are variable interest entities (VIEs), and the Company holds variable interests in certain of these entities. Because the Company does not have the obligation to absorb the VIEs’ losses or the right to receive benefits from the VIEs’ that could potentially be significant to the VIEs, the Company is not the primary beneficiary of these securitization trusts and is not required to consolidate these VIEs. The Company separately entered into sale and repurchase agreements for a portion of the retained beneficial interests in the securitization trusts, which have been accounted for as borrowings against investment securities. As of September 30, 2021, $40.7 million of the $41.8 million of investment securities at fair value have been pledged as collateral for these borrowings against investment securities.